Income Tax Expenses - Additional Information (Detail)	12 Months Ended												12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Cayman Islands USD ($)	Dec. 31, 2013 British Virgin Islands USD ($)	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Dec. 31, 2013 Shanghai Giant Network Technology Co., Ltd. USD ($)	Dec. 31, 2013 Shanghai Giant Network Technology Co., Ltd. CNY	Dec. 31, 2011 Shanghai Giant Network Technology Co., Ltd.	Dec. 31, 2012 Shanghai Giant Network Technology Co., Ltd. CNY	Dec. 31, 2013 Shanghai Zhengduo Information Technology Co., Ltd.	Dec. 31, 2013 Shanghai Zhuhai Zhengtu Information Technology Co., Ltd.	Dec. 31, 2013 Shanghai Juhe Network Technology Co Ltd	Dec. 31, 2013 Shanghai Juquan Network Technology Co., Ltd.	Dec. 31, 2013 Shanghai Juhuan Network Technology Co., Ltd.	Dec. 31, 2013 Shanghai Jujia Network Technology Co., Ltd. (II)	Dec. 31, 2013 Shanghai Juxin Network Technology Co., Ltd.	Dec. 31, 2013 Beijing Julun Network Information Technology Co., Ltd.	Dec. 31, 2013 Shanghai Juzi Network Technology Co., Ltd.	Dec. 31, 2013 Shanghai Jujia Network Technology Co., Ltd. (III)	Dec. 31, 2013 Shanghai Juxiao Real Estate Co., Ltd.	Dec. 31, 2013 Shanghai Juyan Network Technology Co., Ltd.	Dec. 31, 2013 Beijing Haishen Network Technology Co., Ltd.	Dec. 31, 2013 Fiscal Year 2014	Dec. 31, 2013 Fiscal Year 2015	Dec. 31, 2013 Fiscal Year 2016	Dec. 31, 2012 Shanghai Zhengtu Information Technology Co., Ltd.	Dec. 31, 2011 Shanghai Zhengtu Information Technology Co., Ltd.	Dec. 31, 2013 Shanghai Zhengtu Information Technology Co., Ltd. High and New Technology Enterprises	Dec. 31, 2012 Shanghai Zhengtu Information Technology Co., Ltd. High and New Technology Enterprises	Dec. 31, 2011 Shanghai Zhengtu Information Technology Co., Ltd. High and New Technology Enterprises	Dec. 31, 2010 Shanghai Zhengtu Information Technology Co., Ltd. High and New Technology Enterprises	Dec. 31, 2009 Shanghai Zhengtu Information Technology Co., Ltd. High and New Technology Enterprises	Dec. 31, 2008 Shanghai Zhengtu Information Technology Co., Ltd. High and New Technology Enterprises	Dec. 31, 2013 PRC	Dec. 31, 2013 Hong Kong
Income Taxes [Line Items]
Income or other taxes	$ 48,998,523	296,622,358	124,203,884	352,378,221	$ 0	$ 0
Corporate Income Tax																																						16.50%
Corporate Income Tax ("CIT") statutory rate	25.00%	25.00%	25.00%	25.00%					25.00%	25.00%			25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%				10.00%	10.00%							25.00%
Preferential CIT income tax rate																															15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Tax exemption period	On December 3, 2010, Snow Wolf received a certificate for Software Enterprise. In 2011, Jujia Network, Juhuo Network, Zhengju Information and Beijing Giant Zhengtu, all being subsidiaries of the Company, received certificates for Software Enterprises. As software enterprises, they are entitled to a full exemption from corporate income tax ("CIT") for the first and second profitable years, and a 50% reduction of statutory tax rate for the three succeeding years.	On December 3, 2010, Snow Wolf received a certificate for Software Enterprise. In 2011, Jujia Network, Juhuo Network, Zhengju Information and Beijing Giant Zhengtu, all being subsidiaries of the Company, received certificates for Software Enterprises. As software enterprises, they are entitled to a full exemption from corporate income tax ("CIT") for the first and second profitable years, and a 50% reduction of statutory tax rate for the three succeeding years.
Transitional income tax rate																										50.00%	50.00%	50.00%
Change in the future enacted tax rate									25.00%	25.00%	15.00%
Net operating tax losses carry forwarded	15,376,955	93,087,473
Net operating tax losses carry forwarded, expiration period	Will expire between 2015 and 2019	Will expire between 2015 and 2019
Net operating tax losses, expiration year							2015	2019
Undisributed Earnings	701,547,059	4,246,995,434
Unrecognized tax benefit	7,859,651	47,579,967	47,579,967	44,451,522					1,060,294	6,418,702		6,418,702
Recognized interest or penalties related to uncertain tax positions		0	0	0